Components of Net Periodic Postretirement Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Postretirement Benefits, U.S. Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost - Benefits earned during the period		$ 5	$ 3
Interest cost on the accumulated obligation	416	439	569
Prior service cost	(86)	(86)	(28)
Unrecognized losses	(58)	(191)	(137)
Net Pension Cost	272	167	407
Postretirement Benefits, Non-U.S. Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost - Benefits earned during the period	745	736	338
Interest cost on the accumulated obligation	968	925	664
Unrecognized losses	72	89	(139)
Net Pension Cost	$ 1,785	$ 1,750	$ 863